ACCOUNTS AND OTHER RECEIVABLE, NET - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Retention balance, current	$ 102	$ 118
Construction services
Disclosure of financial assets [line items]
Retention balance, current	$ 60	$ 63